Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	R$ 16,623,610	R$ 11,170,089
Changes in intangible assets and goodwill [abstract]
Grant Bonus		4,073,915
ANEEL grant - use of public property	(1,728)	205,201
Acquisitions through business combinations, intangible assets and goodwill	43,788	24,371
Amortisation, intangible assets other than goodwill	(930,256)	(840,645)
Increase (decrease) through transfers, intangible assets and goodwill	2,901,548	2,103,522
Increase (decrease) through transfers, intangible assets other than goodwill		(3,272)
Disposals, intangible assets and goodwill	(148,017)	(76,183)
Decrease through classified as held for sale, intangible assets and goodwill	(13,927)	(33,388)
Effect of business combination	731,591
Intangible assets and goodwill at end of period	19,206,609	16,623,610
Distribution of Intangible assets [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	9,788,358	8,317,327
Changes in intangible assets and goodwill [abstract]
Amortisation, intangible assets other than goodwill	(673,861)	(556,862)
Increase (decrease) through transfers, intangible assets and goodwill	2,901,548	2,103,522
Increase (decrease) through transfers, intangible assets other than goodwill		15
Disposals, intangible assets and goodwill	(147,917)	(75,644)
Intangible assets and goodwill at end of period	11,868,128	9,788,358
Generation of intangible assets [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	5,320,920	1,303,158
Changes in intangible assets and goodwill [abstract]
Grant Bonus		4,073,915
ANEEL grant - use of public property	(1,728)	205,201
Amortisation, intangible assets other than goodwill	(201,685)	(230,680)
Decrease through classified as held for sale, intangible assets and goodwill	(6,154)	(30,674)
Effect of business combination	720,004
Intangible assets and goodwill at end of period	5,831,357	5,320,920
Concession and authorization rights/goodwill [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,454,161	1,498,544
Changes in intangible assets and goodwill [abstract]
Amortisation, intangible assets other than goodwill	(44,384)	(44,383)
Intangible assets and goodwill at end of period	1,409,777	1,454,161
Other intangible assets [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	60,171	51,060
Changes in intangible assets and goodwill [abstract]
Acquisitions through business combinations, intangible assets and goodwill	43,788	24,371
Amortisation, intangible assets other than goodwill	(10,326)	(8,720)
Increase (decrease) through transfers, intangible assets other than goodwill		(3,287)
Disposals, intangible assets and goodwill	(100)	(539)
Decrease through classified as held for sale, intangible assets and goodwill	(7,773)	(2,714)
Effect of business combination	11,587
Intangible assets and goodwill at end of period	R$ 97,347	R$ 60,171